Acquisitions, Pro Forma Financial Information (FY) (Details) - Duro- Last [Member] - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Business Combination, Pro Forma Information [Abstract]
Revenue	$ 362	$ 11,282
Net income	$ 39	1,126
Nonrecurring Adjustment, Transaction Cost [Member]
Business Combination, Pro Forma Information [Abstract]
Transaction fees and related costs		$ 14